Exhibit 99.1

SLM Student Loan Trust 2011-2

Monthly Servicing Report

Distribution Date 09/26/2022

Collection Period 08/01/2022 - 08/31/2022

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 08/01/2022 - 08/31/2022, Distribution Date 09/26/2022

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	05/26/2011	07/31/2022	08/31/2022
	Principal Balance	$752,435,249.40	$203,436,503.82	$198,597,534.23
	Interest to be Capitalized Balance	8,054,313.32	1,227,290.32	1,343,048.72
	Pool Balance	$760,489,562.72	$204,663,794.14	$199,940,582.95
	Capitalized Interest Account Balance	$71,500,000.00	-	-
	Specified Reserve Account Balance	1,933,490.00	- N/A -	- N/A -
	Adjusted Pool (1)	$833,923,052.72	$204,663,794.14	$199,940,582.95
	Weighted Average Coupon (WAC)	5.65%	5.82%	5.82%
	Number of Loans	61,067	12,949	12,581
	Aggregate Outstanding Principal Balance - Tbill		$239,668.25	$238,943.75
	Aggregate Outstanding Principal Balance - LIBOR		$204,424,125.89	$199,701,639.20
	Pool Factor		0.264630013	0.258522908
	Since Issued Constant Prepayment Rate		4.00%	4.09%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	08/25/2022	09/26/2022
	A2	78446JAB2	$148,663,794.14	143,940,582.95
	B	78446JAC0	$24,000,000.00	$24,000,000.00

C	Account Balances	08/25/2022	09/26/2022
	Reserve Account Balance	$1,160,094.00	$1,160,094.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$876,659.72	$180,790.83
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	08/25/2022	09/26/2022
	Adjusted Pool Balance + Supplemental Loan Purchase	$204,663,794.14	$199,940,582.95
	Total Notes	$172,663,794.14	$167,940,582.95
	Difference	$32,000,000.00	$32,000,000.00
	Parity Ratio	1.18533	1.19054

Page 2 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 08/01/2022 - 08/31/2022, Distribution Date 09/26/2022

II.	Trust Activity 08/01/2022 through 08/31/2022

A	Student Loan Principal Receipts
	Borrower Principal	1,027,213.15
	Guarantor Principal	693,858.54
	Consolidation Activity Principal	3,535,262.35
	Seller Principal Reimbursement	12,524.44
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$5,268,858.48
B	Student Loan Interest Receipts
	Borrower Interest	432,925.49
	Guarantor Interest	63,162.26
	Consolidation Activity Interest	41,179.56
	Special Allowance Payments	64,207.83
	Interest Subsidy Payments	87,862.05
	Seller Interest Reimbursement	(799.24)
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	12,188.50
	Total Interest Receipts	$700,726.45
C	Reserves in Excess of Requirement	-
D	Investment Income	$13,365.23
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$876,659.72
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(180,137.87)
	Floor Income Rebate Fees to Dept. of Education	$(1,062,816.87)
	Funds Allocated to the Floor Income Rebate Account	$(180,790.83)
M	AVAILABLE FUNDS	$5,435,864.31
N	Non-Cash Principal Activity During Collection Period	$(429,888.89)
O	Non-Reimbursable Losses During Collection Period	$16,286.51
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 08/01/2022 - 08/31/2022, Distribution Date 09/26/2022

III.	2011-2 Portfolio Characteristics

		08/31/2022				07/31/2022
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	DEFERMENT	5.94%	405	$7,607,529.74	3.831%	5.98%	419	$7,707,495.42	3.789%

REPAYMENT:	CURRENT	5.66%	10,155	$142,193,614.59	71.599%	5.67%	10,545	$149,225,535.94	73.352%
	31-60 DAYS DELINQUENT	6.24%	292	$6,886,952.70	3.468%	6.36%	304	$6,317,026.70	3.105%
	61-90 DAYS DELINQUENT	6.13%	167	$3,473,087.81	1.749%	6.40%	199	$4,309,815.61	2.119%
	91-120 DAYS DELINQUENT	6.20%	115	$2,639,809.71	1.329%	6.35%	123	$3,248,843.04	1.597%
	> 120 DAYS DELINQUENT	6.25%	329	$7,724,968.16	3.890%	6.23%	298	$6,253,070.09	3.074%

	FORBEARANCE	6.24%	1,088	$26,908,682.81	13.549%	6.25%	1,024	$25,034,968.10	12.306%
	CLAIMS IN PROCESS	6.75%	30	$1,162,888.71	0.586%	6.37%	37	$1,339,748.92	0.659%

TOTAL			12,581	$198,597,534.23	100.00%		12,949	$203,436,503.82	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 08/01/2022 - 08/31/2022, Distribution Date 09/26/2022

IV.	2011-2 Portfolio Characteristics (cont’d)

	08/31/2022	07/31/2022
Pool Balance	$199,940,582.95	$204,663,794.14
Outstanding Borrower Accrued Interest	$7,207,236.89	$7,253,887.86
Borrower Accrued Interest to be Capitalized	$1,343,048.72	$1,227,290.32
Borrower Accrued Interest >30 Days Delinquent	$916,388.52	$807,158.24
Total # Loans	12,581	12,949
Total # Borrowers	7,002	7,208
Weighted Average Coupon	5.82%	5.82%
Weighted Average Remaining Term	182.32	181.60
Non-Reimbursable Losses	$16,286.51	$20,245.20
Cumulative Non-Reimbursable Losses	$2,760,712.60	$2,744,426.09
Since Issued Constant Prepayment Rate (CPR)	4.09%	4.00%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$16,748.86	$16,748.86
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$446,343.83	$363,857.59
Borrower Interest Accrued	$941,601.46	$966,082.15
Interest Subsidy Payments Accrued	$28,076.69	$28,744.02
Special Allowance Payments Accrued	$72,158.81	$55,063.63

Page 5 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 08/01/2022 - 08/31/2022, Distribution Date 09/26/2022

V.	2011-2 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	0.00%	0	-	0.000%
	- GSL - Unsubsidized	0.00%	0	-	0.000%
	- PLUS (2) Loans	0.00%	0	-	0.000%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	5.82%	12,581	198,597,534.23	100.000%
	Total	5.82%	12,581	$198,597,534.23	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	0.00%	0	-	0.000%
	- Two Year	0.00%	0	-	0.000%
	- Technical	0.00%	0	-	0.000%
	- Other	5.82%	12,581	198,597,534.23	100.000%
	Total	5.82%	12,581	$198,597,534.23	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 08/01/2022 - 08/31/2022, Distribution Date 09/26/2022

VI.	2011-2 Waterfall for Distributions

		Paid	Remaining Funds Balance

Total Available Funds			$5,435,864.31
A	Trustee Fees	-	$5,435,864.31
B	Primary Servicing Fee	$43,962.70	$5,391,901.61
C	Administration Fee	$6,667.00	$5,385,234.61
D	Class A Noteholders’ Interest Distribution Amount	$481,500.23	$4,903,734.38
E	Class B Noteholders’ Interest Distribution Amount	$71,332.48	$4,832,401.90
F	Reserve Account Reinstatement	-	$4,832,401.90
G	Class A Noteholders’ Principal Distribution Amount	$4,723,211.19	$109,190.71
H	Class B Noteholders’ Principal Distribution Amount	-	$109,190.71
I	Unpaid Expenses of The Trustees	-	$109,190.71
J	Carryover Servicing Fee	-	$109,190.71
K	Remaining Amounts to the Noteholders after the first auction date	-	$109,190.71
L	Excess Distribution Certificateholder	$109,190.71	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$198,597,534.23
B	Interest to be Capitalized	$1,343,048.72
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,160,094.00
E	Less: Specified Reserve Account Balance	$(1,160,094.00)
F	Total	$199,940,582.95
G	Class A Notes Outstanding (after application of available funds)	$143,940,582.95
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 08/01/2022 - 08/31/2022, Distribution Date 09/26/2022

VII.	2011-2 Distributions

Distribution Amounts

	A2	B
Cusip/Isin	78446JAB2	78446JAC0
Beginning Balance	$148,663,794.14	$24,000,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	1.20%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	8/25/2022	8/25/2022
Accrual Period End	9/26/2022	9/26/2022
Daycount Fraction	0.08888889	0.08888889
Interest Rate*	3.64371%	3.34371%
Accrued Interest Factor	0.003238853	0.002972187
Current Interest Due	$481,500.23	$71,332.48
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$481,500.23	$71,332.48
Interest Paid	$481,500.23	$71,332.48
Interest Shortfall	-	-
Principal Paid	$4,723,211.19	-
Ending Principal Balance	$143,940,582.95	$24,000,000.00
Paydown Factor	0.026989778	0.000000000
Ending Balance Factor	0.822517617	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 08/01/2022 - 08/31/2022, Distribution Date 09/26/2022

VIII.	2011-2 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$172,663,794.14
	Adjusted Pool Balance	$199,940,582.95
	Overcollateralization Amount	$32,000,000.00
	Principal Distribution Amount	$4,723,211.19
	Principal Distribution Amount Paid	$4,723,211.19

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,160,094.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,160,094.00
	Required Reserve Acct Balance	$1,160,094.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,160,094.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$876,659.72
	Deposits for the Period	$180,790.83
	Release to Collection Account	$(876,659.72)
	Ending Balance	$180,790.83

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 08/01/2022 - 08/31/2022, Distribution Date 09/26/2022

IX.	2011-2 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$3,421,244.92	$12,100,765.22	$70,948,483.37	$86,470,493.51
Unsubsidized Consolidation Loans	$4,535,617.17	$16,364,748.04	$92,569,724.23	$113,470,089.44
Total	$7,956,862.09	$28,465,513.26	$163,518,207.60	$199,940,582.95

Weighted Average Remaining Term of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	195	215	158	168
Unsubsidized Consolidation Loans	234	245	182	194
Total	217	232	172	182

Weighted Average Coupon of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.793%	6.141%	5.694%	5.761%
Unsubsidized Consolidation Loans	6.043%	6.320%	5.775%	5.865%
Total	5.936%	6.244%	5.740%	5.820%

Weighted Average SAP Margin of All LIBOR Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.350%	2.341%	2.412%	2.400%
Unsubsidized Consolidation Loans	2.337%	2.302%	2.380%	2.367%
Total	2.343%	2.318%	2.394%	2.381%

Weighted Average SAP Margin of All T-Bill Based Loans
	Repayment	Grand Total
Subsidized Consolidation Loans	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.100%
Total	3.100%	3.100%

Page 10 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 08/01/2022 - 08/31/2022, Distribution Date 09/26/2022